UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   June 30, 2010
                                               ---------------

Check here if Amendment [   ]; Amendment Number:
  This Amendment (Check only one):     [   ] is a restatement.
                                       [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Contrarius Investment Management Limited
             ------------------------------------------
Address:       Sir Walter Raleigh House
             --------------------------
               48-50 Esplanade, St. Helier
             -----------------------------
               Jersey JE1 4HH, Channel Islands
             ---------------------------------

Form 13F File Number:   28-13714
                           -----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       David Ibbotson
          ----------------
Title:       Director
           ----------
Phone:       +44 1534 823 000
           ------------------

Signature, Place, and Date of Signing:

  /s/ David Ibbotson     St. Helier, Jersey, Channel Islands   29th July 2010
--------------------   -------------------------------------  ---------------
    [Signature]                     [City, State]                 [Date]

Report Type (Check only one.):

[X]     13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                  0
                                                 ------

Form 13F Information Table Entry Total:             40
                                                 ------

Form 13F Information Table Value Total:          $182,214
                                            ------------------
                                                (thousands)

List of Other Included Managers:    None

                           FORM 13F INFORMATION TABLE


                                   TITLE                                                                          VOTING AUTHORITY
                                   OF                         VALUE    SHRS OR  SH/ PUT/  INVESTMENT  OTHER
NAME OF  ISSUER                    CLASS             CUSIP   (x$1000)  PRN AMT  PRN CALL  DISCRETION  MANAGER    SOLE   SHARED  NONE
---------------------------------  --------------  --------- ------- ---------  --- ----  ------------------- --------- ------  ----
Warner Music Group Corp.           Com             934550104  13,777 2,834,834  SH        Sole        None    2,834,834
Sprint Nextel Corp.                Com             852061100  11,842 2,792,920  SH        Sole        None    2,792,920
IBM                                Com             459200101  10,986    88,968  SH        Sole        None       88,968
Gilead Sciences Inc.               Com             375558103  10,900   317,960  SH        Sole        None      317,960
Symantec Corp.                     Com             871503108  10,795   777,732  SH        Sole        None      777,732
Comcast Corp.                      Com             20030N101  10,752   618,984  SH        Sole        None      618,984
AngloGold Ashanti Ltd.             ADR              35128206  10,726   248,401  SH        Sole        None      248,401
CBS Corp.                          Com             124857202   9,928   767,816  SH        Sole        None      767,816
Kroger Co.                         Com             501044101   9,510   482,996  SH        Sole        None      482,996
SuperValu Inc.                     Com             868536103   8,905   821,501  SH        Sole        None      821,501
Safeway Inc.                       Com             786514208   8,751   445,103  SH        Sole        None      445,103
Microsoft Corp.                    Com             594918104   8,596   373,584  SH        Sole        None      373,584
Merck & Co                         Com             58933Y105   7,825   223,750  SH        Sole        None      223,750
InterDigital Inc.                  Com             45867G101   6,925   280,494  SH        Sole        None      280,494
Kinross Gold Corp.                 Com             496902404   6,730   393,816  SH        Sole        None      393,816
ValueClick Inc.                    Com             92046N102   6,256   585,244  SH        Sole        None      585,244
Amgen Inc.                         Com             031162100   5,481   104,208  SH        Sole        None      104,208
Check Point Software Technology    Com             M22465104   4,222   143,212  SH        Sole        None      143,212
Websense Inc.                      Com             947684106   3,642   192,685  SH        Sole        None      192,685
CSG Systems Ineternational Inc.    Com             126349109   3,353   182,898  SH        Sole        None      182,898
Expedia Inc.                       Com             30212P105   3,336   177,610  SH        Sole        None      177,610
Valero Energy Corp.                Com             91913Y100   1,291    71,800  SH        Sole        None       71,800
Tessera Technologies Inc.          Com             88164L100   1,035    64,463  SH        Sole        None       64,463
Dell Inc.                          Com             24702R101   1,028    85,200  SH        Sole        None       85,200
United Online Inc.                 Com             911268100     786   136,433  SH        Sole        None      136,433
Fidelity National Financial Inc.   Com             31620R105     743    57,217  SH        Sole        None       57,217
Medtronic Inc.                     Com             585055106     735    20,267  SH        Sole        None       20,267
Wal-Mart Stores Inc.               Com             931142103     650    13,530  SH        Sole        None       13,530
Sappi Ltd.                         ADR             803069202     640   169,210  SH        Sole        None      169,210
NVIDIA Corp.                       Com             67066G104     521    51,041  SH        Sole        None       51,041
VeriSign Inc.                      Com             92343E102     446    16,804  SH        Sole        None       16,804
Best Buy Inc.                      Com             086516101     418    12,390  SH        Sole        None       12,390
Gold Fields Ltd.                   Com             38059T106     347    25,982  SH        Sole        None       25,982
Harmony Gold Mining Co., Ltd.      ADR             413216300     139    13,116  SH        Sole        None       13,116
AllianceBernstein Holding L.P.     Unit Ltd Partn  01881G106     107     4,148  SH        Sole        None        4,148
GigaMedia Ltd.                     Com             Y2711Y104      86    36,069  SH        Sole        None       36,069
Kraft Foods Inc.                   Com             50075N104       2        65  SH        Sole        None           65
Amedysis inc.                      Com              23436108       1        33  SH        Sole        None           33
Biogen Idec Inc.                   Com             09062X103       1        29  SH        Sole        None           29
Potash Corp. of Saskatchewan Inc.  Com             73755L107       1        15  SH        Sole        None           15